Finance costs and finance revenues (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Finance costs and finance revenues [Abstract]
Disclosure Of Detailed information about Finance cost and Finance revenues [Text Block]
(a)	Finance costs and finance revenues:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	5,176	1,050	358
Interests on tax claims	1,701	153	487
Interests on third parties loans	561	813	489
Interests on loans to associates, note 30(a)	92	1,685	4,164
Dividends income	-	-	589
Income from financial instruments	-	-	743
Other finance revenues	341	43	-

	7,871	3,744	6,830
Unrealized variation of the fair value related to contingent consideration liability (b)	1,815	1,773	-

Total finance revenues	9,686	5,517	6,830

Finance costs:
Interest on borrowings	31,538	27,052	18,668
Banking expenses	729	552	319
Tax on financial transactions	173	180	159
Interest on loans	2	1,056	4,643
Increase in debt issuance costs, note 16(f)	-	480	-
Interest on commercial obligations	-	5	496
Other finance costs	8	7	830
	32,450	29,332	25,115
Accrual of the present value for mine closure, note 15(b)	4,982	4,382	4,116
Accrual of debt issuance costs, note 16(f)	1,024	909	-
Unrealized variation of the fair value related to contingent consideration liability (b)	-	-	2,349

Total finance costs	38,456	34,623	31,580

Disclosure of contingent liabilities in business combination [text block]
A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	17,570	19,343	16,994

Variation of the fair value in results, note 27(a)	(1,815)	(1,773)	2,349
Final balance	15,755	17,570	19,343

Disclosure Of significant unobservable valuation inputs [Text Block]
Significant unobservable valuation inputs are provided below:

	2018	2017

Annual average of future sales of mineral (US$000)	196,801	193,588
Useful life of mining properties	13	13
Pre-tax discount rate (%)	10	10